UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2010
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           10/19/2010
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       78
                                         -------------
Form 13F Information Table Value Total:   1,245,023
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ambassadors Group Inc          COM              023177108     1861   164125 SH       Sole                   164125
Americas Car Mart Inc.         COM              03062T105      529    21000 SH       Sole                    21000
Amerisafe, Inc.                COM              03071h100      725    38600 SH       Sole                    38600
AmSurg Corp                    COM              03232p405     7046   403066 SH       Sole                   403066
Angiodynamics Inc              COM              03475v101      390    25600 SH       Sole                    25600
Arthur J Gallagher & Co.       COM              363576109     3280   124395 SH       Sole                   124395
Auburn National Bancorp.       COM              050473107      260    12820 SH       Sole                    12820
Bank of the Ozarks             COM              063904106     6619   178450 SH       Sole                   178450
Bed Bath and Beyond            COM              075896100    25932   597385 SH       Sole                   597385
Berkshire Hathaway A           COM              084670108    40961      329 SH       Sole                      329
Berkshire Hathaway B           COM              084670702    14823   179285 SH       Sole                   179285
Biglari Holdings, Inc.         COM              08986r101      937     2850 SH       Sole                     2850
Brookfield Asset Management    COM              112585104    33073  1165784 SH       Sole                  1165784
Brown & Brown Inc.             COM              115236101    60042  2973850 SH       Sole                  2973850
Cambridge Bancorp              COM              132152109      337    10605 SH       Sole                    10605
Camden National Corp           COM              133034108      319     9211 SH       Sole                     9211
Carmax                         COM              143130102    29041  1042390 SH       Sole                  1042390
CBL & Associates Properties    COM              124830100      407    31165 SH       Sole                    31165
Clarcor Inc.                   COM              179895107      248     6424 SH       Sole                     6424
Contango Oil & Gas             COM              21075n204     1553    30960 SH       Sole                    30960
Courier Corp                   COM              222660102     4820   338943 SH       Sole                   338943
Digital River                  COM              25388b104    32590   957403 SH       Sole                   957403
Donaldson Co., Inc.            COM              257651109    33862   718471 SH       Sole                   718471
EOG Resources Inc.             COM              26875p101    38098   409792 SH       Sole                   409792
Exactech Inc.                  COM              30064e109      425    26065 SH       Sole                    26065
Exxon Mobil Corp               COM              30231G102      222     3586 SH       Sole                     3586
Federated Investors            COM              314211103    15693   689515 SH       Sole                   689515
Flowers Industries             COM              343498101      745    30000 SH       Sole                    30000
Forward Air                    COM              349853101    31534  1212855 SH       Sole                  1212855
Franklin Resources             COM              354613101    29612   277011 SH       Sole                   277011
General Electric Co            COM              369604103     7144   439642 SH       Sole                   439642
Glenville Bank Hldg Co.        COM              37908p109      207     2756 SH       Sole                     2756
Graco                          COM              384109104    18717   589880 SH       Sole                   589880
Heartland Express              COM              422347104    34936  2349448 SH       Sole                  2349448
Hilltop Holdings               COM              432748101      192    20000 SH       Sole                    20000
Houston Wire & Cable Company   COM              44244K109      578    57600 SH       Sole                    57600
Idex Corporation               COM              45167R104    43698  1230580 SH       Sole                  1230580
Illinois Tool Works            COM              452308109    27533   585567 SH       Sole                   585567
John Wiley & Sons              COM              968223206    56627  1385871 SH       Sole                  1385871
Johnson & Johnson              COM              478160104    41037   662308 SH       Sole                   662308
Joy Global Inc.                COM              481165108     7862   111800 SH       Sole                   111800
Knight Transportation Inc.     COM              499064103    18326   948075 SH       Sole                   948075
Lab Corp                       COM              50540r409    18198   232024 SH       Sole                   232024
M & T Bank Corp                COM              55261F104    11887   145301 SH       Sole                   145301
Markel Corp                    COM              570535104    47143   136809 SH       Sole                   136809
McGrath Rentcorp               COM              580589109    25316  1056594 SH       Sole                  1056594
Mednax Inc.                    COM              58502b106    55456  1040444 SH       Sole                  1040444
Merchants Bancshares Inc.      COM              588448100      243     9726 SH       Sole                     9726
Meredith Corp                  COM              589433101    37828  1135631 SH       Sole                  1135631
Metro Bancorp Inc.             COM              59161r101      112    10751 SH       Sole                    10751
Micros Systems                 COM              594901100     4072    96201 SH       Sole                    96201
Midsouth Bancorp               COM              598039105      191    13501 SH       Sole                    13501
Mohawk Industries              COM              608190104    16685   313048 SH       Sole                   313048
NBT Bancorp Inc.               COM              628778102     4405   199601 SH       Sole                   199601
OneBeacon                      COM              G67742109     7454   521616 SH       Sole                   521616
Patriot Transportation Hldg In COM              70337B102      374     5330 SH       Sole                     5330
Patterson Companies Inc.       COM              703395103    33888  1182825 SH       Sole                  1182825
Protective Life Corp.          COM              743674103    34389  1580365 SH       Sole                  1580365
Rofin-Sinar                    COM              775043102      599    23600 SH       Sole                    23600
Ross Stores Inc.               COM              778296103    40024   732240 SH       Sole                   732240
SCBT Financial                 COM              78401v102     4953   158806 SH       Sole                   158806
Southern National Bancorp of V COM              843395104      221    30725 SH       Sole                    30725
Sterling Bancorp               COM              859158107      242    27825 SH       Sole                    27825
Strayer Education              COM              863236105     1569     8992 SH       Sole                     8992
Stryker Corp                   COM              863667101    20036   400324 SH       Sole                   400324
Suffolk Bancorp                COM              864739107      255    10085 SH       Sole                    10085
TCF Financial                  COM              872275102    22122  1366388 SH       Sole                  1366388
Trustco Bank Corp              COM              898349105      124    22271 SH       Sole                    22271
US Ecology, Inc.               COM              91732j102     4527   282950 SH       Sole                   282950
Washington Banking Co.         COM              937303105      181    13025 SH       Sole                    13025
Watson Pharmaceuticals         COM              942683103      355     8400 SH       Sole                     8400
Websense                       COM              947684106      626    35300 SH       Sole                    35300
Westamerica Bank               COM              957090103    14274   261961 SH       Sole                   261961
White Mtns Insurance           COM              g9618e107    53733   174197 SH       Sole                   174197
Winthrop Realty Trust          COM              976391102      562    45500 SH       Sole                    45500
Xilinx Inc                     COM              983919101    22504   844739 SH       Sole                   844739
Yum Brands                     COM              988498101    36634   795347 SH       Sole                   795347
Zebra Technologies A           COM              989207105    51000  1516067 SH       Sole                  1516067